STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
Cost of Revenue
Online store sales	$ 503	$ 0	$ 9,180	$ 0
Operating Expenses
Professional fees	72,429	55,385	217,812	139,291	$ 413,544	$ 246,560
Compensation	370,927	0	1,216,995	0	570,960	0
Rent					128,368	112,830
Write off of stadium lease deposit					5,000	0
Total Revenue	503	0	9,180	0
General and administrative	15,770	8,533	34,274	303,934	57,977	26,796
Total Operating Expenses	543,482	101,292	3,921,138	516,502	1,175,849	386,186
Online store costs	0	0	7,365	0
Operating Loss	(542,979)	(101,292)	(3,919,323)	(516,502)	(1,175,849)	(386,186)
Other Income (Expense)
Tax penalties and interest	6,030	5,681	11,972	11,278	(26,917)	(21,616)
Interest expense	(425,853)	(49,070)	(904,090)	(154,923)	(421,178)	(179,586)
Settlement income (expense)	(83,016)	0	38,200	(55,000)	(55,000)	0
Other expense	(5,250)	(1,750)	(8,750)	(1,750)	0	(3,750)
Late fee expense					(1,750)	0
Gain from change in fair value of conversion option liability	1,012,050	(25,272)	1,033,263	(4,536)	10,995	405,757
Total Other Expense, net	2,097,573	(81,773)	1,752,323	(227,487)	(493,850)	200,805
Total Cost of Revenue	0	0	7,365	0
Net Loss	1,554,594	(183,065)	(2,167,000)	(743,989)	$ (1,669,699)	$ (185,381)
Gross Margin	503	0	1,815	0
Basic and Diluted net Loss Per Share					$ (0.00)	$ (0.00)
Weighted Average Shares - Basic and Diluted					455,379,806	359,329,604
Football camp expense	3,712	0	2,265,101	0
Write off of prepaid investor relations	0	0	52,500	0
Rent expense	36,140	37,374	64,798	73,277
Depreciation expense	44,504	0	69,658	0
Total Operating Expenses	543,482	101,292	3,921,138	516,502	$ 1,175,849	$ 386,186
Operating Loss	(542,979)	(101,292)	(3,919,323)	(516,502)	(1,175,849)	(386,186)
Tax penalties and interest	(6,030)	(5,681)	(11,972)	(11,278)	26,917	21,616
Gain from change in fair value of warrant derivative liability	1,605,672	0	1,605,672	0
Total Other Income (Expense), net	2,097,573	(81,773)	1,752,323	(227,487)	(493,850)	200,805
Net Income (Loss)	1,554,594	(183,065)	(2,167,000)	(743,989)	$ (1,669,699)	$ (185,381)
Deemed Dividend	(3,968,546)	0	(5,388,467)	0
Net Loss Available to Common Shareholders	$ (2,413,952)	$ (183,065)	$ (7,555,467)	$ (743,989)
Basic and Diluted Net Loss Per Share Available to Common Shareholders	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted Average Shares - Basic and Diluted - Available to Common Shareholders	772,181,403	432,532,346	811,301,892	432,532,346